Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Assets [Abstract]
Beginning balance, Assets		¥ 1,330,000		¥ 1,041,000
Total gains (losses) recognized in net income, Assets	[1]	¥ 74,000		¥ (25,000)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net revenues		Net revenues
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1,046,000		1,121,000
Sales/ redemptions, Assets	[2]	(1,094,000)		(1,019,000)
Settlements, Assets		(16,000)		41,000
Foreign exchange movements, Assets		90,000		(30,000)
Transfers into Level 3, Assets	[3],[4]	293,000		319,000
Transfers out of Level 3, Assets	[4],[5]	(433,000)		(118,000)
Ending balance, Assets		1,290,000		1,330,000
Liabilities [Abstract]
Beginning balance, Liabilities		593,000		557,000
Total gains (losses) recognized in net income, Liabilities	[1]	¥ (19,000)		¥ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues
Total gains (losses) recognized in other comprehensive income, Liabilities		¥ (3,000)		¥ 9,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax
Purchases/ issues, Liabilities	[2]	¥ 391,000		¥ 341,000
Sales/ redemptions, Liabilities	[2]	(363,000)		(243,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		8,000		(1,000)
Transfers into Level 3, Liabilities	[3],[4]	24,000		13,000
Transfers out of Level 3, Liabilities	[4],[5]	(100,000)		(65,000)
Ending balance, Liabilities		575,000		593,000
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		621,000		470,000
Total gains (losses) recognized in net income, Assets	[1]	2,000		(12,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	719,000		872,000
Sales/ redemptions, Assets	[2]	(702,000)		(767,000)
Settlements, Assets
Foreign exchange movements, Assets		27,000		(7,000)
Transfers into Level 3, Assets	[3],[4]	82,000		100,000
Transfers out of Level 3, Assets	[4],[5]	(346,000)		(35,000)
Ending balance, Assets		403,000		621,000
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		21,000		8,000
Total gains (losses) recognized in net income, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	16,000		17,000
Sales/ redemptions, Assets	[2]	(36,000)		(13,000)
Settlements, Assets
Foreign exchange movements, Assets		2,000		1,000
Transfers into Level 3, Assets	[3],[4]	14,000		15,000
Transfers out of Level 3, Assets	[4],[5]	(3,000)		(7,000)
Ending balance, Assets		14,000		21,000
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		103,000		80,000
Total gains (losses) recognized in net income, Assets	[1]	5,000		3,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	101,000		37,000
Sales/ redemptions, Assets	[2]	(44,000)		(9,000)
Settlements, Assets
Foreign exchange movements, Assets		1,000		0
Transfers into Level 3, Assets	[3],[4]	1,000
Transfers out of Level 3, Assets	[4],[5]	(21,000)		(8,000)
Ending balance, Assets		146,000		103,000
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		0		0
Total gains (losses) recognized in net income, Assets	[1]	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2,000
Sales/ redemptions, Assets	[2]	(2,000)		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets				0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		6,000		3,000
Total gains (losses) recognized in net income, Assets	[1]	1,000		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5,000		5,000
Sales/ redemptions, Assets	[2]	(6,000)		(5,000)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	4,000		7,000
Transfers out of Level 3, Assets	[4],[5]	(6,000)		(4,000)
Ending balance, Assets		4,000		6,000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		181,000		173,000
Total gains (losses) recognized in net income, Assets	[1]	8,000		(5,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	103,000		205,000
Sales/ redemptions, Assets	[2]	(182,000)		(240,000)
Settlements, Assets
Foreign exchange movements, Assets		13,000		(5,000)
Transfers into Level 3, Assets	[3],[4]	39,000		69,000
Transfers out of Level 3, Assets	[4],[5]	(58,000)		(16,000)
Ending balance, Assets		104,000		181,000
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		10,000		0
Total gains (losses) recognized in net income, Assets	[1]	0		2,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		7,000
Sales/ redemptions, Assets	[2]	(10,000)		(6,000)
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]			7,000
Transfers out of Level 3, Assets	[4],[5]	0
Ending balance, Assets		0		10,000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		48,000		35,000
Total gains (losses) recognized in net income, Assets	[1]	(3,000)		2,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	3,000		56,000
Sales/ redemptions, Assets	[2]	(20,000)		(46,000)
Settlements, Assets
Foreign exchange movements, Assets		2,000		(1,000)
Transfers into Level 3, Assets	[3],[4]	1,000		2,000
Transfers out of Level 3, Assets	[4],[5]	(21,000)		0
Ending balance, Assets		10,000		48,000
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		207,000		122,000
Total gains (losses) recognized in net income, Assets	[1]	0		11,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	362,000		370,000
Sales/ redemptions, Assets	[2]	(287,000)		(294,000)
Settlements, Assets
Foreign exchange movements, Assets		8,000		(2,000)
Transfers into Level 3, Assets	[3],[4]	18,000
Transfers out of Level 3, Assets	[4],[5]	(226,000)
Ending balance, Assets		82,000		207,000
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		42,000		46,000
Total gains (losses) recognized in net income, Assets	[1]	(9,000)		(25,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	39,000		107,000
Sales/ redemptions, Assets	[2]	(36,000)		(86,000)
Settlements, Assets
Foreign exchange movements, Assets		1,000		0
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets	[4],[5]	(3,000)		0
Ending balance, Assets		34,000		42,000
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		3,000		3,000
Total gains (losses) recognized in net income, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	88,000		68,000
Sales/ redemptions, Assets	[2]	(79,000)		(68,000)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	5,000		0
Transfers out of Level 3, Assets	[4],[5]	(8,000)
Ending balance, Assets		9,000		3,000
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	1,000		5,000
Total gains (losses) recognized in net income, Assets	[1],[6]	2,000		0
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	32,000		(5,000)
Foreign exchange movements, Assets	[6]	(1,000)		0
Transfers into Level 3, Assets	[3],[4],[6]	(15,000)		0
Transfers out of Level 3, Assets	[4],[5],[6]	8,000		1,000
Ending balance, Assets	[6]	27,000		1,000
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	6,000		32,000
Total gains (losses) recognized in net income, Assets	[1],[6]	16,000		(20,000)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(29,000)		12,000
Foreign exchange movements, Assets	[6]	2,000		(4,000)
Transfers into Level 3, Assets	[3],[4],[6]	8,000		(19,000)
Transfers out of Level 3, Assets	[4],[5],[6]	(19,000)		5,000
Ending balance, Assets	[6]	(16,000)		6,000
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(36,000)		(46,000)
Total gains (losses) recognized in net income, Assets	[1],[6]	2,000		(30,000)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(25,000)		37,000
Foreign exchange movements, Assets	[6]	(2,000)		1,000
Transfers into Level 3, Assets	[3],[4],[6]	12,000		(1,000)
Transfers out of Level 3, Assets	[4],[5],[6]	(7,000)		3,000
Ending balance, Assets	[6]	(56,000)		(36,000)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(13,000)		3,000
Total gains (losses) recognized in net income, Assets	[1],[6]	(12,000)		(9,000)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	4,000		(5,000)
Foreign exchange movements, Assets	[6]	1,000		0
Transfers into Level 3, Assets	[3],[4],[6]	(1,000)		0
Transfers out of Level 3, Assets	[4],[5],[6]	(1,000)		(2,000)
Ending balance, Assets	[6]	(22,000)		(13,000)
Other contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(4,000)
Total gains (losses) recognized in net income, Assets	[1],[6]	(2,000)		2,000
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	2,000		1,000
Foreign exchange movements, Assets	[6]	0		(2,000)
Transfers into Level 3, Assets	[3],[4],[6]	2,000		(5,000)
Transfers out of Level 3, Assets	[4],[5],[6]
Ending balance, Assets	[6]	(2,000)		(4,000)
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(46,000)		(6,000)
Total gains (losses) recognized in net income, Assets	[1],[6]	6,000		(57,000)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(16,000)		40,000
Foreign exchange movements, Assets	[6]	0		(5,000)
Transfers into Level 3, Assets	[3],[4],[6]	6,000		(25,000)
Transfers out of Level 3, Assets	[4],[5],[6]	(19,000)		7,000
Ending balance, Assets	[6]	(69,000)		(46,000)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		575,000		464,000
Total gains (losses) recognized in net income, Assets	[1]	8,000		(69,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	719,000		872,000
Sales/ redemptions, Assets	[2]	(702,000)		(767,000)
Settlements, Assets		(16,000)		40,000
Foreign exchange movements, Assets		27,000		(12,000)
Transfers into Level 3, Assets	[3],[4]	88,000		75,000
Transfers out of Level 3, Assets	[4],[5]	(365,000)		(28,000)
Ending balance, Assets		334,000		575,000
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		448,000		291,000
Total gains (losses) recognized in net income, Assets	[1]	32,000		24,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	237,000		199,000
Sales/ redemptions, Assets	[2]	(285,000)		(234,000)
Settlements, Assets
Foreign exchange movements, Assets		40,000		(14,000)
Transfers into Level 3, Assets	[3],[4]	178,000		244,000
Transfers out of Level 3, Assets	[4],[5]	(66,000)		(62,000)
Ending balance, Assets		584,000		448,000
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		15,000		12,000
Total gains (losses) recognized in net income, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			2,000
Sales/ redemptions, Assets	[2]
Settlements, Assets				1,000
Foreign exchange movements, Assets		1,000		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets		16,000		15,000
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		17,000		21,000
Total gains (losses) recognized in net income, Assets	[1]	2,000		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	10,000		3,000
Sales/ redemptions, Assets	[2]	(8,000)		(7,000)
Settlements, Assets
Foreign exchange movements, Assets		1,000		0
Transfers into Level 3, Assets	[3],[4]	26,000
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets		48,000		17,000
Other [Member]
Assets [Abstract]
Beginning balance, Assets	[7]	275,000	[8]	253,000
Total gains (losses) recognized in net income, Assets	[1]	32,000		20,000	[7]
Total gains (losses) recognized in other comprehensive income, Assets					[7]
Purchases/ issues, Assets	[2]	80,000		45,000	[7]
Sales/ redemptions, Assets	[2]	(99,000)		(11,000)	[7]
Settlements, Assets					[7]
Foreign exchange movements, Assets		21,000		(4,000)	[7]
Transfers into Level 3, Assets	[3],[4]	1,000		0	[7]
Transfers out of Level 3, Assets	[4],[5]	(2,000)		(28,000)	[7]
Ending balance, Assets	[7],[8]	308,000		275,000
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1,000		1,000
Total gains (losses) recognized in net income, Liabilities	[1]	(1,000)		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1,000		5,000
Sales/ redemptions, Liabilities	[2]	(1,000)		(5,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4],[5]	(1,000)		0
Ending balance, Liabilities		1,000		1,000
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1,000		0
Total gains (losses) recognized in net income, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		3,000
Sales/ redemptions, Liabilities	[2]	0		(2,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4],[5]	(1,000)		0
Ending balance, Liabilities		0		1,000
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1,000
Total gains (losses) recognized in net income, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		2,000
Sales/ redemptions, Liabilities	[2]	0		(3,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4],[5]	0		0
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net income, Liabilities	[1]	(1,000)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1,000		0
Sales/ redemptions, Liabilities	[2]	(1,000)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4],[5]			0
Ending balance, Liabilities		1,000		0
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net income, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4],[5]
Ending balance, Liabilities				0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		36,000		23,000
Total gains (losses) recognized in net income, Liabilities	[1]	(2,000)		(1,000)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	96,000		70,000
Sales/ redemptions, Liabilities	[2]	(79,000)		(41,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		2,000		0
Transfers into Level 3, Liabilities	[3],[4]	1,000		1,000
Transfers out of Level 3, Liabilities	[4],[5]	(15,000)		(18,000)
Ending balance, Liabilities		43,000		36,000
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		14,000		15,000
Total gains (losses) recognized in net income, Liabilities	[1]	1,000		1,000
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]			1,000
Sales/ redemptions, Liabilities	[2]	(1,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]			1,000
Transfers out of Level 3, Liabilities	[4],[5]			(2,000)
Ending balance, Liabilities		12,000		14,000
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		477,000		474,000
Total gains (losses) recognized in net income, Liabilities	[1]	(16,000)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		(3,000)		9,000
Purchases/ issues, Liabilities	[2]	194,000		218,000
Sales/ redemptions, Liabilities	[2]	(178,000)		(172,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1,000		0
Transfers into Level 3, Liabilities	[3],[4]	21,000		11,000
Transfers out of Level 3, Liabilities	[4],[5]	(82,000)		(45,000)
Ending balance, Liabilities		452,000		477,000
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		65,000		44,000
Total gains (losses) recognized in net income, Liabilities	[1]	(1,000)		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	100,000		47,000
Sales/ redemptions, Liabilities	[2]	(104,000)		(25,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		5,000		(1,000)
Transfers into Level 3, Liabilities	[3],[4]	2,000		0
Transfers out of Level 3, Liabilities	[4],[5]	(2,000)		0
Ending balance, Liabilities		¥ 67,000		¥ 65,000

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2025 and March 31, 2026.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[5]	Transfers out of Level 3 include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “Non-trading investments” for further information of financial instruments under the measurement alternative.
[6]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[7]	Includes non-financial assets carried at fair value on a recurring basis.
[8]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.